Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment
Schedule of property and equipment, stated at cost, less accumulated depreciation
	December 31, 2021	December 31, 2020
Computer equipment	$82,000	$82,000
Computer software	44,000	44,000
Furniture and fixtures	10,000	10,000
Office equipment	17,000	17,000
	153,000	153,000
Less accumulated depreciation	(153,000)	(151,000)
	$-	$2,000